Asset Disposal and Exit Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Schedule of Liabilities Recorded
In addition to the impairment charge, we recorded a charge of $3.3 million related to lease liabilities, severance and related costs in connection with the Idaho dairy farm sale. Liabilities recorded and the changes therein for the six months ended June 30, 2014 were as follows:

	Accrued charges at December 31, 2013	Costs paid or otherwise settled	Reversal of prior expense	Accrued charges at June 30, 2014
	(In thousands)
Lease liability	$2,674	$(762)	$(351)	$1,561
Severance and related costs	632	(598)	(55)	(21)
Total	$3,306	$(1,360)	$(406)	$1,540

Liabilities recorded and the changes therein for year ended December 31, 2013 were as follows:

	Costs incurred and charged to expense	Costs paid or otherwise settled	Balance at December 31,
			2013
	(In thousands)
Lease liability	$2,674	$—	$2,674
Severance and related costs	632	—	632
Total	$3,306	$—	$3,306